Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001534133
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	CalciMedica, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39538
Entity Tax Identification Number	45-2120079
Entity Address, Address Line One	505 Coast Boulevard South
Entity Address, Address Line Two	Suite 300-9
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	952-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CALC
Entity Emerging Growth Company	false